(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund)
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Absolute Return Strategies Fund - Class R1 and Class R4) (Global Absolute Return Strategies Fund)	Class R1	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Absolute Return Strategies Fund - Class R1 and Class R4) (Global Absolute Return Strategies Fund)		Class R1	Class R4
Management fee		1.26%	1.26%
Distribution and service (12b-1) fees		0.50%	0.25%
Other expenses	[1]	15.23%	15.23%
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		17.24%	16.84%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R1 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,618	4,285	6,339	9,640
Class R4	1,584	4,212	6,255	9,586

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R1 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1 and Class R4 shares, as applicable. Returns for Class R1 and Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.74%.

Best quarter:  Q1 '12,  2.41%

Worst quarter: Q2 '12, -5.93%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R1 and Class R4)	1 Year	Inception	Inception Date
Class R1	(7.78%)	(7.63%)	Dec 19, 2011
Class R1 After tax on distribution	(8.00%)	(7.85%)	Dec 19, 2011
Class R1 After tax on distributions, with sale	(4.99%)	(6.59%)	Dec 19, 2011
Class R4	(7.40%)	(7.26%)	Dec 19, 2011
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index	0.12%	0.13%	Dec 19, 2011
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	19.54%	Dec 19, 2011

(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund)
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Absolute Return Strategies Fund - Class R3 and Class R5) (Global Absolute Return Strategies Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Absolute Return Strategies Fund - Class R3 and Class R5) (Global Absolute Return Strategies Fund)		Class R3	Class R5
Management fee		1.26%	1.26%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.23%	15.23%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		17.14%	16.54%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be :

Expense Example (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,610	4,267	6,319	9,627
Class R5	1,559	4,157	6,190	9,543

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.72%.

Best quarter:  Q1 '12,  2.44%

Worst quarter: Q2 '12, -5.90%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R3 and Class R5)	1 Year	Inception	Inception Date
Class R3	(7.68%)	(7.54%)	Dec 19, 2011
Class R3 After tax on distribution	(7.91%)	(7.76%)	Dec 19, 2011
Class R3 After tax on distributions, with sale	(4.93%)	(6.51%)	Dec 19, 2011
Class R5	(7.12%)	(6.98%)	Dec 19, 2011
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index	0.12%	0.13%	Dec 19, 2011
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	19.54%	Dec 19, 2011

(Global High Yield Fund - Class C) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund) (USD $)	Class C (Global High Yield Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund)		Class C (Global High Yield Fund - Class C)
Management fee		0.81%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.31%
Total annual fund operating expenses		17.12%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Global High Yield Fund - Class C)	1,708	4,264	6,314	9,624

Kept
Expense Example, No Redemption (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Global High Yield Fund - Class C)	1,608	4,264	6,314	9,624

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.49%.

Best quarter:  Q3 '10,  3.21%

Worst quarter: Q3 '11, -9.64%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class C)	1 Year	Inception	Inception Date
Class C	(1.88%)	(5.84%)	Nov 2, 2009
Class C After tax on distribution	(4.16%)	(8.30%)	Nov 2, 2009
Class C After tax on distributions, with sale	(1.04%)	(6.16%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund - Class R1, Class R2 and Class R4) (Global High Yield Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund - Class R1, Class R2 and Class R4) (Global High Yield Fund)		Class R1	Class R2	Class R4
Management fee		0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.15%	15.15%	15.15%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.71%	16.46%	16.31%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (Global High Yield Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,573	4,188	6,227	9,568
Class R2	1,552	4,142	6,173	9,531
Class R4	1,539	4,114	6,139	9,508

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds.

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R1 shares and would be different for other Classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.39%.

Best quarter:  Q3 '10,  3.31%

Worst quarter: Q3 '11, -9.54%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R1, Class R2 and Class R4)	1 Year	Inception	Inception Date
Class R1	(1.47%)	(5.45%)	Nov 2, 2009
Class R1 After tax on distribution	(3.76%)	(7.92%)	Nov 2, 2009
Class R1 After tax on distributions, with sale	(0.78%)	(5.85%)	Nov 2, 2009
Class R2	(1.22%)	(5.22%)	Nov 2, 2009
Class R4	(1.07%)	(5.07%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund - Class R3 and R5) (Global High Yield Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund - Class R3 and R5) (Global High Yield Fund)		Class R3	Class R5
Management fee		0.81%	0.81%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.15%	15.15%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.61%	16.01%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (Global High Yield Fund - Class R3 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,565	4,170	6,205	9,553
Class R5	1,513	4,057	6,072	9,461

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.37%.

Best quarter:  Q3 '10,  3.34%

Worst quarter: Q3 '11, -9.52%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R3 and R5)	1 Year	Inception	Inception Date
Class R3	(1.37%)	(5.36%)	Nov 2, 2009
Class R3 After tax on distribution	(3.66%)	(7.82%)	Nov 2, 2009
Class R3 After tax on distributions, with sale	(0.72%)	(5.77%)	Nov 2, 2009
Class R5	(0.78%)	(4.79%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R6) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund)	Class R6 (Global High Yield Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund)		Class R6 (Global High Yield Fund - Class R6)
Management fee		0.81%
Other expenses	[1]	15.15%
Total annual fund operating expenses		15.96%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Global High Yield Fund - Class R6)	1,509	4,048	6,061	9,453

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the nine months ended March 31, 2013 was -3.21%.

Best quarter:  Q3 '10,  3.51%

Worst quarter: Q3 '11, -9.37%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R6)	1 Year	Inception	Inception Date
Class R6	(0.73%)	(4.74%)	Nov 2, 2009
Class R6 After tax on distribution	(3.03%)	(7.22%)	Nov 2, 2009
Class R6 After tax on distributions, with sale	(0.30%)	(5.27%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund) (USD $)	Class C (Short Duration Credit Opportunities Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund)		Class C (Short Duration Credit Opportunities Fund - Class C)
Management fee		0.70%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.27%
Total annual fund operating expenses		16.97%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Short Duration Credit Opportunities Fund - Class C)	1,695	4,236	6,283	9,604

Kept
Expense Example, No Redemption (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Short Duration Credit Opportunities Fund - Class C)	1,595	4,236	6,283	9,604

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was  -3.27%.

Best quarter:  Q1 '12,  0.53%

Worst quarter: Q3 '11, -8.23%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class C)	1 Year	Inception	Inception Date
Class C	(6.02%)	(9.78%)	Nov 2, 2009
Class C After tax on distribution	(7.19%)	(11.06%)	Nov 2, 2009
Class C After tax on distributions, with sale	(3.88%)	(8.80%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (Short Duration Credit Opportunities Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (Short Duration Credit Opportunities Fund)		Class R1	Class R2	Class R4
Management fee		0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.11%	15.11%	15.11%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.56%	16.31%	16.16%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,560	4,161	6,194	9,546
Class R2	1,539	4,114	6,139	9,508
Class R4	1,526	4,086	6,106	9,485

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.17%.

Best quarter:  Q1 '12,  0.64%

Worst quarter: Q3 '11, -8.13%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4)	1 Year	Inception	Inception Date
Class R1	(5.63%)	(9.41%)	Nov 2, 2009
Class R1 After tax on distribution	(6.81%)	(10.69%)	Nov 2, 2009
Class R1 After tax on distributions, with sale	(3.63%)	(8.50%)	Nov 2, 2009
Class R2	(5.39%)	(9.18%)	Nov 2, 2009
Class R4	(5.25%)	(9.04%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek to maximize total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (Short Duration Credit Opportunities Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (Short Duration Credit Opportunities Fund)		Class R3	Class R5
Management fee		0.70%	0.70%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.11%	15.11%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.46%	15.86%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,552	4,142	6,173	9,531
Class R5	1,500	4,029	6,038	9,436

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Retirement Performance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.15%.

Best quarter:  Q1 '12,  0.66%

Worst quarter: Q3 '11, -8.11%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R3 and Class R5)	1 Year	Inception	Inception Date
Class R3	(5.53%)	(9.31%)	Nov 2, 2009
Class R3 After tax on distribution	(6.71%)	(10.60%)	Nov 2, 2009
Class R3 After tax on distributions, with sale	(3.57%)	(8.43%)	Nov 2, 2009
Class R5	(4.96%)	(8.76%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek to maximize total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund)	Class R6 (Short Duration Credit Opportunities Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund)		Class R6 (Short Duration Credit Opportunities Fund - Class R6)
Management fee		0.70%
Other expenses	[1]	15.11%
Total annual fund operating expenses		15.81%
[1]	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Short Duration Credit Opportunities Fund - Class R6)	1,496	4,019	6,027	9,428

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/ return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -2.99%.

Best quarter:  Q1 '12,  0.82%

Worst quarter: Q3 '11, -7.95%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R6)	1 Year	Inception	Inception Date
Class R6	(4.91%)	(8.72%)	Nov 2, 2009
Class R6 After tax on distribution	(6.10%)	(10.01%)	Nov 2, 2009
Class R6 After tax on distributions, with sale	(3.17%)	(7.95%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund)
Investment objective
To seek long-term growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Alternative Asset Allocation Fund)	Class R4 (Alternative Asset Allocation Fund - Class R4)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Alternative Asset Allocation Fund)		Class R4 (Alternative Asset Allocation Fund - Class R4)
Management fee		0.20%
Distribution and service (12b-1) fees	[1]	0.15%
Other expenses	[2]	0.37%
Service plan fee		0.10%
Acquired fund fees and expenses	[3]	1.05%
Total annual fund operating expenses		1.87%
Contractual expense reimbursement	[4][5][6]	(0.26%)
Total annual fund operating expenses after expense reimbursements		1.61%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reimburse the fund for certain fund expenses (excluding certain expenses such as advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses) that exceed 0.04% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[5]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has agreed to contractually limit certain class-specific expenses to 0.42% for Class R4 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Alternative Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (Alternative Asset Allocation Fund - Class R4)	164	584	1,030	2,270

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objective by investing in "alternative asset classes." The fund invests in other funds as well as other types of investments as described below.

The fund will allocate its assets among other funds in the John Hancock Funds complex and other investment companies, including exchange-traded funds (ETFs) (collectively, "Underlying Funds"), that emphasize alternative or non-traditional asset categories or investment strategies such as international small-cap stocks, emerging-market equity, commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), global bonds, high yield, bank loans, foreign currency trading strategies, absolute return strategies, managed futures, arbitrage strategies, tactical investment strategies and emerging-market debt. In addition, the fund may also directly invest in exchange-traded notes (ETNs).

The fund may use a portion of its assets to employ a market neutral (long/short) strategy by simultaneously purchasing a security and entering into a short sale on the security.

The fund operates as a fund of funds and may invest in Underlying Funds and in other types of investments as described below. The fund may purchase any Underlying Funds except other funds of funds. When purchasing shares of other John Hancock Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Performance information prior to December 20, 2010 reflects an allocation to a different mix of underlying funds and would have been different if the fund's investments had been allocated to its current mix of underlying funds.

January 2, 2009 is the inception date for the oldest class of shares, Class A shares. Because Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R4 shares. Returns for Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R4 (%)

Year-to-date total return The fund's total return for the 3 months ended March 31, 2013 was 0.96%.

Best quarter:  Q2 '09, 21.07%

Worst quarter: Q3 '11, -6.46%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Alternative Asset Allocation Fund) (Alternative Asset Allocation Fund - Class R4)	1 Year	Inception	Inception Date
Class R4	7.57%	12.54%	Jan 2, 2009
Class R4 After tax on distribution	7.07%	11.38%	Jan 2, 2009
Class R4 After tax on distributions, with sale	4.99%	10.31%	Jan 2, 2009
MSCI World Index (Gross of foreign withholding taxes on dividends)	16.54%	12.93%	Jan 2, 2009
Barclays U.S. Aggregate Bond Index	4.22%	6.13%	Jan 2, 2009
55% MSCI World Index (Gross of foreign withholding taxes on dividends)/45% Barclays U.S. Aggregate Bond Index	11.08%	10.30%	Jan 2, 2009

(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund) (USD $)	Class C (International Growth Opportunities Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund)		Class C (International Growth Opportunities Fund - Class C)
Management fee		0.86%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.43%
Total annual fund operating expenses		17.29%
[1]	"Other Expenses" have been estimated for the fund's first year of operations

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Growth Opportunities Fund - Class C)	1,723	4,294	6,350	9,646

Kept
Expense Example, No Redemption (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Growth Opportunities Fund - Class C)	1,623	4,294	6,350	9,646

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund - Class R1, Class R2 and R4) (International Growth Opportunities Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund - Class R1, Class R2 and R4) (International Growth Opportunities Fund)		Class R1	Class R2	Class R4
Management fee		0.86%	0.86%	0.86%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.25%	15.25%	15.25%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.86%	16.61%	16.46%
[1]	"Other expenses" have been estimated for the fund's first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (International Growth Opportunities Fund - Class R1, Class R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,586	4,216	6,259	9,589
Class R2	1,565	4,170	6,205	9,553
Class R4	1,552	4,142	6,173	9,531

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund - Class R3 and Class R5) (International Growth Opportunities Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund - Class R3 and Class R5) (International Growth Opportunities Fund)		Class R3	Class R5
Management fee		0.86%	0.86%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.25%	15.25%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.76%	16.16%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (International Growth Opportunities Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,577	4,198	6,238	9,575
Class R5	1,526	4,086	6,106	9,485

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund)	Class R6 (International Growth Opportunities Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund)		Class R6 (International Growth Opportunities Fund - Class R6)
Management fee		0.86%
Other expenses	[1]	15.25%
Total annual fund operating expenses		16.11%
[1]	"Other expenses" have been estimated for the fund's first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (International Growth Opportunities Fund - Class R6)	1,522	4,076	6,095	9,477

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Small Company Fund - Class A) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 82 to 86 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)		Class A (International Small Company Fund - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class A (International Small Company Fund - Class A)
Management fee		0.95%
Distribution and service (12b-1) fees		0.30%
Other expenses	[1]	0.40%
Total annual fund operating expenses		1.65%
Contractual expense reimbursement	[2]	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.63%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[2]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (International Small Company Fund - Class A)	657	992	1,350	2,354

Kept
Expense Example, No Redemption (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (International Small Company Fund - Class A)	657	992	1,350	2,354

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class A shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares. Returns for Class A shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.26%.

Best quarter:  Q2 '09,  31.60%

Worst quarter: Q3 '08, -22.71%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class A)	1 Year	5 Years	Inception	Inception Date
Class A	12.33%	(2.82%)	(0.53%)	Apr 28, 2006
Class A After tax on distribution	11.69%	(3.69%)	(1.61%)	Apr 28, 2006
Class A After tax on distributions, with sale	8.01%	(2.88%)	(1.02%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class I) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)	Class I (International Small Company Fund - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class I (International Small Company Fund - Class I)
Management fee		0.95%
Other expenses	[1]	0.30%
Total annual fund operating expenses		1.25%
Contractual expense reimbursement	[2]	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.23%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.23% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (International Small Company Fund - Class I)	125	394	684	1,508

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class I shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class I shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.36%.

Best quarter:  Q2 '09,  31.74%

Worst quarter: Q3 '08, -22.63%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class I)	1 Year	5 Years	Inception	Inception Date
Class I	18.72%	(1.43%)	0.64%	Apr 28, 2006
Class I After tax on distribution	18.03%	(2.31%)	(0.46%)	Apr 28, 2006
Class I After tax on distributions, with sale	12.16%	(1.73%)	(0.05%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class C) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)	Class C (International Small Company Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class C (International Small Company Fund - Class C)
Management fee		0.95%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.35%
Total annual fund operating expenses		17.30%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Small Company Fund - Class C)	1,724	4,296	6,352	9,647

Kept
Expense Example, No Redemption (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Small Company Fund - Class C)	1,624	4,296	6,352	9,647

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations.

The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.23%.

Best quarter:  Q2 '09,  26.69%

Worst quarter: Q3 '08, -25.81%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class C)	1 Year	5 Years	Inception	Inception Date
Class C	1.15%	(16.10%)	(14.33%)	Apr 28, 2006
Class C After tax on distribution	(0.44%)	(16.86%)	(15.27%)	Apr 28, 2006
Class C After tax on distributions, with sale	0.10%	(13.13%)	(11.40%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund - Class R1, Class R2 and Class R4) (International Small Company Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund - Class R1, Class R2 and Class R4) (International Small Company Fund)		Class R1	Class R2	Class R4
Management fee		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.20%	15.20%	15.20%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.90%	16.65%	16.50%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (International Small Company Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,589	4,223	6,268	9,594
Class R2	1,568	4,177	6,214	9,559
Class R4	1,555	4,149	6,181	9,537

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not relected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free loat, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free loat of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors inluence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inlation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency luctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They relect the highest individual federal marginal income-tax rates in effect as of the date provided and do not relect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.33%.

Best quarter:  Q2 '09,  26.82%

Worst quarter: Q3 '08, -25.73%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R1, Class R2 and Class R4)	1 Year	5 Years	Inception	Inception Date
Class R1	1.56%	(15.76%)	(13.98%)	Apr 28, 2006
Class R1 After tax on distribution	0.97%	(16.52%)	(14.92%)	Apr 28, 2006
Class R1 After tax on distributions, with sale	1.01%	(12.89%)	(11.17%)	Apr 28, 2006
Class R2	1.81%	(15.55%)	(13.76%)	Apr 28, 2006
Class R4	2.07%	(15.34%)	(13.54%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund - Class R3 and Class R5) (International Small Company Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund - Class R3 and Class R5) (International Small Company Fund)		Class R3	Class R5
Management fee		0.95%	0.95%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.20%	15.20%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.80%	16.20%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (International Small Company Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,581	4,205	6,246	9,580
Class R5	1,529	4,093	6,115	9,491

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable.Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.36%.

Best quarter:  Q2 '09,  26.85%

Worst quarter: Q3 '08, -25.71%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R3 and Class R5)	1 Year	5 Years	Inception	Inception Date
Class R3	1.66%	(15.68%)	(13.89%)	Apr 28, 2006
Class R3 After tax on distribution	1.07%	(16.44%)	(14.84%)	Apr 28, 2006
Class R3 After tax on distributions, with sale	1.08%	(12.83%)	(11.11%)	Apr 28, 2006
Class R5	2.28%	(15.17%)	(13.36%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R6) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund)	Class R6 (International Small Company Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class R6 (International Small Company Fund - Class R6)
Management fee		0.95%
Other expenses	[1]	15.20%
Total annual fund operating expenses		16.15%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (International Small Company Fund - Class R6)	1,525	4,084	6,104	9,483

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.52%.

Best quarter:  Q3 '09, -25.58

Worst quarter: Q2 '08,  27.05

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R6)	1 Year	5 Years	Inception	Inception Date
Class R6	2.33%	(15.12%)	(13.33%)	Apr 28, 2006
Class R6 After tax on distribution	1.73%	(15.89%)	(14.28%)	Apr 28, 2006
Class R6 After tax on distributions, with sale	1.51%	(12.43%)	(10.72%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund)
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Absolute Return Strategies Fund - Class R1 and Class R4) (Global Absolute Return Strategies Fund)	Class R1	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Absolute Return Strategies Fund - Class R1 and Class R4) (Global Absolute Return Strategies Fund)		Class R1	Class R4
Management fee		1.26%	1.26%
Distribution and service (12b-1) fees		0.50%	0.25%
Other expenses	[1]	15.23%	15.23%
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		17.24%	16.84%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R1 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,618	4,285	6,339	9,640
Class R4	1,584	4,212	6,255	9,586

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R1 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1 and Class R4 shares, as applicable. Returns for Class R1 and Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.74%.

Best quarter:  Q1 '12,  2.41%

Worst quarter: Q2 '12, -5.93%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R1 and Class R4)	1 Year	Inception	Inception Date
Class R1	(7.78%)	(7.63%)	Dec 19, 2011
Class R1 After tax on distribution	(8.00%)	(7.85%)	Dec 19, 2011
Class R1 After tax on distributions, with sale	(4.99%)	(6.59%)	Dec 19, 2011
Class R4	(7.40%)	(7.26%)	Dec 19, 2011
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index	0.12%	0.13%	Dec 19, 2011
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	19.54%	Dec 19, 2011

(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund)
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Absolute Return Strategies Fund - Class R3 and Class R5) (Global Absolute Return Strategies Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Absolute Return Strategies Fund - Class R3 and Class R5) (Global Absolute Return Strategies Fund)		Class R3	Class R5
Management fee		1.26%	1.26%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.23%	15.23%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		17.14%	16.54%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be :

Expense Example (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,610	4,267	6,319	9,627
Class R5	1,559	4,157	6,190	9,543

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.72%.

Best quarter:  Q1 '12,  2.44%

Worst quarter: Q2 '12, -5.90%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global Absolute Return Strategies Fund) (Global Absolute Return Strategies Fund - Class R3 and Class R5)	1 Year	Inception	Inception Date
Class R3	(7.68%)	(7.54%)	Dec 19, 2011
Class R3 After tax on distribution	(7.91%)	(7.76%)	Dec 19, 2011
Class R3 After tax on distributions, with sale	(4.93%)	(6.51%)	Dec 19, 2011
Class R5	(7.12%)	(6.98%)	Dec 19, 2011
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index	0.12%	0.13%	Dec 19, 2011
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	19.54%	Dec 19, 2011

(Global High Yield Fund - Class C) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund) (USD $)	Class C (Global High Yield Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund)		Class C (Global High Yield Fund - Class C)
Management fee		0.81%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.31%
Total annual fund operating expenses		17.12%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Global High Yield Fund - Class C)	1,708	4,264	6,314	9,624

Kept
Expense Example, No Redemption (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Global High Yield Fund - Class C)	1,608	4,264	6,314	9,624

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.49%.

Best quarter:  Q3 '10,  3.21%

Worst quarter: Q3 '11, -9.64%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class C)	1 Year	Inception	Inception Date
Class C	(1.88%)	(5.84%)	Nov 2, 2009
Class C After tax on distribution	(4.16%)	(8.30%)	Nov 2, 2009
Class C After tax on distributions, with sale	(1.04%)	(6.16%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund - Class R1, Class R2 and Class R4) (Global High Yield Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund - Class R1, Class R2 and Class R4) (Global High Yield Fund)		Class R1	Class R2	Class R4
Management fee		0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.15%	15.15%	15.15%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.71%	16.46%	16.31%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (Global High Yield Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,573	4,188	6,227	9,568
Class R2	1,552	4,142	6,173	9,531
Class R4	1,539	4,114	6,139	9,508

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds.

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R1 shares and would be different for other Classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.39%.

Best quarter:  Q3 '10,  3.31%

Worst quarter: Q3 '11, -9.54%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R1, Class R2 and Class R4)	1 Year	Inception	Inception Date
Class R1	(1.47%)	(5.45%)	Nov 2, 2009
Class R1 After tax on distribution	(3.76%)	(7.92%)	Nov 2, 2009
Class R1 After tax on distributions, with sale	(0.78%)	(5.85%)	Nov 2, 2009
Class R2	(1.22%)	(5.22%)	Nov 2, 2009
Class R4	(1.07%)	(5.07%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund - Class R3 and R5) (Global High Yield Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund - Class R3 and R5) (Global High Yield Fund)		Class R3	Class R5
Management fee		0.81%	0.81%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.15%	15.15%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.61%	16.01%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (Global High Yield Fund - Class R3 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,565	4,170	6,205	9,553
Class R5	1,513	4,057	6,072	9,461

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.37%.

Best quarter:  Q3 '10,  3.34%

Worst quarter: Q3 '11, -9.52%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R3 and R5)	1 Year	Inception	Inception Date
Class R3	(1.37%)	(5.36%)	Nov 2, 2009
Class R3 After tax on distribution	(3.66%)	(7.82%)	Nov 2, 2009
Class R3 After tax on distributions, with sale	(0.72%)	(5.77%)	Nov 2, 2009
Class R5	(0.78%)	(4.79%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Global High Yield Fund - Class R6) | (Global High Yield Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global High Yield Fund)	Class R6 (Global High Yield Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global High Yield Fund)		Class R6 (Global High Yield Fund - Class R6)
Management fee		0.81%
Other expenses	[1]	15.15%
Total annual fund operating expenses		15.96%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Global High Yield Fund - Class R6)	1,509	4,048	6,061	9,453

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the nine months ended March 31, 2013 was -3.21%.

Best quarter:  Q3 '10,  3.51%

Worst quarter: Q3 '11, -9.37%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Global High Yield Fund) (Global High Yield Fund - Class R6)	1 Year	Inception	Inception Date
Class R6	(0.73%)	(4.74%)	Nov 2, 2009
Class R6 After tax on distribution	(3.03%)	(7.22%)	Nov 2, 2009
Class R6 After tax on distributions, with sale	(0.30%)	(5.27%)	Nov 2, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index	18.57%	12.53%	Nov 2, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index	16.50%	12.24%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund) (USD $)	Class C (Short Duration Credit Opportunities Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund)		Class C (Short Duration Credit Opportunities Fund - Class C)
Management fee		0.70%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.27%
Total annual fund operating expenses		16.97%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Short Duration Credit Opportunities Fund - Class C)	1,695	4,236	6,283	9,604

Kept
Expense Example, No Redemption (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Short Duration Credit Opportunities Fund - Class C)	1,595	4,236	6,283	9,604

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was  -3.27%.

Best quarter:  Q1 '12,  0.53%

Worst quarter: Q3 '11, -8.23%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class C)	1 Year	Inception	Inception Date
Class C	(6.02%)	(9.78%)	Nov 2, 2009
Class C After tax on distribution	(7.19%)	(11.06%)	Nov 2, 2009
Class C After tax on distributions, with sale	(3.88%)	(8.80%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek maximum total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (Short Duration Credit Opportunities Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (Short Duration Credit Opportunities Fund)		Class R1	Class R2	Class R4
Management fee		0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.11%	15.11%	15.11%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.56%	16.31%	16.16%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,560	4,161	6,194	9,546
Class R2	1,539	4,114	6,139	9,508
Class R4	1,526	4,086	6,106	9,485

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.17%.

Best quarter:  Q1 '12,  0.64%

Worst quarter: Q3 '11, -8.13%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4)	1 Year	Inception	Inception Date
Class R1	(5.63%)	(9.41%)	Nov 2, 2009
Class R1 After tax on distribution	(6.81%)	(10.69%)	Nov 2, 2009
Class R1 After tax on distributions, with sale	(3.63%)	(8.50%)	Nov 2, 2009
Class R2	(5.39%)	(9.18%)	Nov 2, 2009
Class R4	(5.25%)	(9.04%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek to maximize total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (Short Duration Credit Opportunities Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (Short Duration Credit Opportunities Fund)		Class R3	Class R5
Management fee		0.70%	0.70%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.11%	15.11%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.46%	15.86%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,552	4,142	6,173	9,531
Class R5	1,500	4,029	6,038	9,436

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Retirement Performance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.15%.

Best quarter:  Q1 '12,  0.66%

Worst quarter: Q3 '11, -8.11%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R3 and Class R5)	1 Year	Inception	Inception Date
Class R3	(5.53%)	(9.31%)	Nov 2, 2009
Class R3 After tax on distribution	(6.71%)	(10.60%)	Nov 2, 2009
Class R3 After tax on distributions, with sale	(3.57%)	(8.43%)	Nov 2, 2009
Class R5	(4.96%)	(8.76%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund)
Investment objective
To seek to maximize total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund)	Class R6 (Short Duration Credit Opportunities Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund)		Class R6 (Short Duration Credit Opportunities Fund - Class R6)
Management fee		0.70%
Other expenses	[1]	15.11%
Total annual fund operating expenses		15.81%
[1]	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Short Duration Credit Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Short Duration Credit Opportunities Fund - Class R6)	1,496	4,019	6,027	9,428

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/ return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -2.99%.

Best quarter:  Q1 '12,  0.82%

Worst quarter: Q3 '11, -7.95%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund) (Short Duration Credit Opportunities Fund - Class R6)	1 Year	Inception	Inception Date
Class R6	(4.91%)	(8.72%)	Nov 2, 2009
Class R6 After tax on distribution	(6.10%)	(10.01%)	Nov 2, 2009
Class R6 After tax on distributions, with sale	(3.17%)	(7.95%)	Nov 2, 2009
Barclays 1-5 Yr U.S. Credit Index	5.51%	4.66%	Nov 2, 2009

(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund)
Investment objective
To seek long-term growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Alternative Asset Allocation Fund)	Class R4 (Alternative Asset Allocation Fund - Class R4)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Alternative Asset Allocation Fund)		Class R4 (Alternative Asset Allocation Fund - Class R4)
Management fee		0.20%
Distribution and service (12b-1) fees	[1]	0.15%
Other expenses	[2]	0.37%
Service plan fee		0.10%
Acquired fund fees and expenses	[3]	1.05%
Total annual fund operating expenses		1.87%
Contractual expense reimbursement	[4][5][6]	(0.26%)
Total annual fund operating expenses after expense reimbursements		1.61%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reimburse the fund for certain fund expenses (excluding certain expenses such as advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses) that exceed 0.04% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[5]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has agreed to contractually limit certain class-specific expenses to 0.42% for Class R4 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Alternative Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (Alternative Asset Allocation Fund - Class R4)	164	584	1,030	2,270

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objective by investing in "alternative asset classes." The fund invests in other funds as well as other types of investments as described below.

The fund will allocate its assets among other funds in the John Hancock Funds complex and other investment companies, including exchange-traded funds (ETFs) (collectively, "Underlying Funds"), that emphasize alternative or non-traditional asset categories or investment strategies such as international small-cap stocks, emerging-market equity, commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), global bonds, high yield, bank loans, foreign currency trading strategies, absolute return strategies, managed futures, arbitrage strategies, tactical investment strategies and emerging-market debt. In addition, the fund may also directly invest in exchange-traded notes (ETNs).

The fund may use a portion of its assets to employ a market neutral (long/short) strategy by simultaneously purchasing a security and entering into a short sale on the security.

The fund operates as a fund of funds and may invest in Underlying Funds and in other types of investments as described below. The fund may purchase any Underlying Funds except other funds of funds. When purchasing shares of other John Hancock Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Performance information prior to December 20, 2010 reflects an allocation to a different mix of underlying funds and would have been different if the fund's investments had been allocated to its current mix of underlying funds.

January 2, 2009 is the inception date for the oldest class of shares, Class A shares. Because Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R4 shares. Returns for Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R4 (%)

Year-to-date total return The fund's total return for the 3 months ended March 31, 2013 was 0.96%.

Best quarter:  Q2 '09, 21.07%

Worst quarter: Q3 '11, -6.46%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (Alternative Asset Allocation Fund) (Alternative Asset Allocation Fund - Class R4)	1 Year	Inception	Inception Date
Class R4	7.57%	12.54%	Jan 2, 2009
Class R4 After tax on distribution	7.07%	11.38%	Jan 2, 2009
Class R4 After tax on distributions, with sale	4.99%	10.31%	Jan 2, 2009
MSCI World Index (Gross of foreign withholding taxes on dividends)	16.54%	12.93%	Jan 2, 2009
Barclays U.S. Aggregate Bond Index	4.22%	6.13%	Jan 2, 2009
55% MSCI World Index (Gross of foreign withholding taxes on dividends)/45% Barclays U.S. Aggregate Bond Index	11.08%	10.30%	Jan 2, 2009

(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund) (USD $)	Class C (International Growth Opportunities Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund)		Class C (International Growth Opportunities Fund - Class C)
Management fee		0.86%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.43%
Total annual fund operating expenses		17.29%
[1]	"Other Expenses" have been estimated for the fund's first year of operations

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Growth Opportunities Fund - Class C)	1,723	4,294	6,350	9,646

Kept
Expense Example, No Redemption (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Growth Opportunities Fund - Class C)	1,623	4,294	6,350	9,646

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund - Class R1, Class R2 and R4) (International Growth Opportunities Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund - Class R1, Class R2 and R4) (International Growth Opportunities Fund)		Class R1	Class R2	Class R4
Management fee		0.86%	0.86%	0.86%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.25%	15.25%	15.25%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.86%	16.61%	16.46%
[1]	"Other expenses" have been estimated for the fund's first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (International Growth Opportunities Fund - Class R1, Class R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,586	4,216	6,259	9,589
Class R2	1,565	4,170	6,205	9,553
Class R4	1,552	4,142	6,173	9,531

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund - Class R3 and Class R5) (International Growth Opportunities Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund - Class R3 and Class R5) (International Growth Opportunities Fund)		Class R3	Class R5
Management fee		0.86%	0.86%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.25%	15.25%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.76%	16.16%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (International Growth Opportunities Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,577	4,198	6,238	9,575
Class R5	1,526	4,086	6,106	9,485

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund)	Class R6 (International Growth Opportunities Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund)		Class R6 (International Growth Opportunities Fund - Class R6)
Management fee		0.86%
Other expenses	[1]	15.25%
Total annual fund operating expenses		16.11%
[1]	"Other expenses" have been estimated for the fund's first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (International Growth Opportunities Fund - Class R6)	1,522	4,076	6,095	9,477

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Small Company Fund - Class A) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 82 to 86 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)		Class A (International Small Company Fund - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class A (International Small Company Fund - Class A)
Management fee		0.95%
Distribution and service (12b-1) fees		0.30%
Other expenses	[1]	0.40%
Total annual fund operating expenses		1.65%
Contractual expense reimbursement	[2]	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.63%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[2]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (International Small Company Fund - Class A)	657	992	1,350	2,354

Kept
Expense Example, No Redemption (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (International Small Company Fund - Class A)	657	992	1,350	2,354

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class A shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares. Returns for Class A shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.26%.

Best quarter:  Q2 '09,  31.60%

Worst quarter: Q3 '08, -22.71%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class A)	1 Year	5 Years	Inception	Inception Date
Class A	12.33%	(2.82%)	(0.53%)	Apr 28, 2006
Class A After tax on distribution	11.69%	(3.69%)	(1.61%)	Apr 28, 2006
Class A After tax on distributions, with sale	8.01%	(2.88%)	(1.02%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class I) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)	Class I (International Small Company Fund - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class I (International Small Company Fund - Class I)
Management fee		0.95%
Other expenses	[1]	0.30%
Total annual fund operating expenses		1.25%
Contractual expense reimbursement	[2]	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.23%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.23% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (International Small Company Fund - Class I)	125	394	684	1,508

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class I shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class I shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.36%.

Best quarter:  Q2 '09,  31.74%

Worst quarter: Q3 '08, -22.63%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class I)	1 Year	5 Years	Inception	Inception Date
Class I	18.72%	(1.43%)	0.64%	Apr 28, 2006
Class I After tax on distribution	18.03%	(2.31%)	(0.46%)	Apr 28, 2006
Class I After tax on distributions, with sale	12.16%	(1.73%)	(0.05%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class C) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund) (USD $)	Class C (International Small Company Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class C (International Small Company Fund - Class C)
Management fee		0.95%
Distribution and service (12b-1) fees		1.00%
Other expenses	[1]	15.35%
Total annual fund operating expenses		17.30%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Small Company Fund - Class C)	1,724	4,296	6,352	9,647

Kept
Expense Example, No Redemption (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (International Small Company Fund - Class C)	1,624	4,296	6,352	9,647

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations.

The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class C (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.23%.

Best quarter:  Q2 '09,  26.69%

Worst quarter: Q3 '08, -25.81%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class C)	1 Year	5 Years	Inception	Inception Date
Class C	1.15%	(16.10%)	(14.33%)	Apr 28, 2006
Class C After tax on distribution	(0.44%)	(16.86%)	(15.27%)	Apr 28, 2006
Class C After tax on distributions, with sale	0.10%	(13.13%)	(11.40%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund - Class R1, Class R2 and Class R4) (International Small Company Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund - Class R1, Class R2 and Class R4) (International Small Company Fund)		Class R1	Class R2	Class R4
Management fee		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.50%	0.25%	0.25%
Other expenses	[1]	15.20%	15.20%	15.20%
Service plan fee		0.25%	0.25%	0.10%
Total annual fund operating expenses		16.90%	16.65%	16.50%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (International Small Company Fund - Class R1, Class R2 and Class R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,589	4,223	6,268	9,594
Class R2	1,568	4,177	6,214	9,559
Class R4	1,555	4,149	6,181	9,537

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not relected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free loat, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free loat of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors inluence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inlation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency luctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They relect the highest individual federal marginal income-tax rates in effect as of the date provided and do not relect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.33%.

Best quarter:  Q2 '09,  26.82%

Worst quarter: Q3 '08, -25.73%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R1, Class R2 and Class R4)	1 Year	5 Years	Inception	Inception Date
Class R1	1.56%	(15.76%)	(13.98%)	Apr 28, 2006
Class R1 After tax on distribution	0.97%	(16.52%)	(14.92%)	Apr 28, 2006
Class R1 After tax on distributions, with sale	1.01%	(12.89%)	(11.17%)	Apr 28, 2006
Class R2	1.81%	(15.55%)	(13.76%)	Apr 28, 2006
Class R4	2.07%	(15.34%)	(13.54%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund - Class R3 and Class R5) (International Small Company Fund)	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund - Class R3 and Class R5) (International Small Company Fund)		Class R3	Class R5
Management fee		0.95%	0.95%
Distribution and service (12b-1) fees		0.50%	none
Other expenses	[1]	15.20%	15.20%
Service plan fee		0.15%	0.05%
Total annual fund operating expenses		16.80%	16.20%
[1]	"Other expenses" have been estimated for the classes' first year of operations.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (International Small Company Fund - Class R3 and Class R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3	1,581	4,205	6,246	9,580
Class R5	1,529	4,093	6,115	9,491

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable.Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.36%.

Best quarter:  Q2 '09,  26.85%

Worst quarter: Q3 '08, -25.71%

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R3 and Class R5)	1 Year	5 Years	Inception	Inception Date
Class R3	1.66%	(15.68%)	(13.89%)	Apr 28, 2006
Class R3 After tax on distribution	1.07%	(16.44%)	(14.84%)	Apr 28, 2006
Class R3 After tax on distributions, with sale	1.08%	(12.83%)	(11.11%)	Apr 28, 2006
Class R5	2.28%	(15.17%)	(13.36%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Small Company Fund - Class R6) | (International Small Company Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Small Company Fund)	Class R6 (International Small Company Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Fund)		Class R6 (International Small Company Fund - Class R6)
Management fee		0.95%
Other expenses	[1]	15.20%
Total annual fund operating expenses		16.15%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (International Small Company Fund - Class R6)	1,525	4,084	6,104	9,483

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.52%.

Best quarter:  Q3 '09, -25.58

Worst quarter: Q2 '08,  27.05

Average annual total returns (%) As of 12-31-12
Average Annual Total Returns (International Small Company Fund) (International Small Company Fund - Class R6)	1 Year	5 Years	Inception	Inception Date
Class R6	2.33%	(15.12%)	(13.33%)	Apr 28, 2006
Class R6 After tax on distribution	1.73%	(15.89%)	(14.28%)	Apr 28, 2006
Class R6 After tax on distributions, with sale	1.51%	(12.43%)	(10.72%)	Apr 28, 2006
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

Shareholder Fees (USD $)	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
Small account fee (for fund account balances under $1,000)	20
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)

Annual Fund Operating Expenses	0 Months Ended
	Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.23%	[1]
Total annual fund operating expenses	17.24%
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.23%	[1]
Total annual fund operating expenses	16.84%
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.23%	[2]
Total annual fund operating expenses	17.14%
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.23%	[2]
Total annual fund operating expenses	16.54%
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.31%	[3]
Total annual fund operating expenses	17.12%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.71%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.46%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.31%
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.15%	[2]
Total annual fund operating expenses	16.61%
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.15%	[2]
Total annual fund operating expenses	16.01%
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Operating Expenses:
Management fee	0.81%
Other expenses	15.15%	[5]
Total annual fund operating expenses	15.96%
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.27%	[3]
Total annual fund operating expenses	16.97%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.56%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.31%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.16%
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.11%	[2]
Total annual fund operating expenses	16.46%
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.11%	[2]
Total annual fund operating expenses	15.86%
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Operating Expenses:
Management fee	0.70%
Other expenses	15.11%	[7]
Total annual fund operating expenses	15.81%
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Operating Expenses:
Management fee	0.20%
Distribution and service (12b-1) fees	0.15%	[8]
Service plan fee	0.10%
Other expenses	0.37%	[9]
Acquired fund fees and expenses	1.05%	[10]
Total annual fund operating expenses	1.87%
Contractual expense reimbursement	(0.26%)	[11],[12],[13]
Total annual fund operating expenses after expense reimbursements	1.61%
(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.43%	[14]
Total annual fund operating expenses	17.29%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R1
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.86%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R2
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.61%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R4
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.46%
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R3
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.25%	[16]
Total annual fund operating expenses	16.76%
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R5
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.25%	[16]
Total annual fund operating expenses	16.16%
(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund) | Class R6
Operating Expenses:
Management fee	0.86%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.11%
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.40%	[17]
Total annual fund operating expenses	1.65%
Contractual expense reimbursement	(0.02%)	[18]
Total annual fund operating expenses after expense reimbursements	1.63%
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Operating Expenses:
Management fee	0.95%
Other expenses	0.30%	[19]
Total annual fund operating expenses	1.25%
Contractual expense reimbursement	(0.02%)	[20]
Total annual fund operating expenses after expense reimbursements	1.23%
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.35%	[3]
Total annual fund operating expenses	17.30%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.90%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.65%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.50%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.80%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.20%
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Operating Expenses:
Management fee	0.95%
Other expenses	15.20%	[5]
Total annual fund operating expenses	16.15%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares
[7]	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.
[8]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[9]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[10]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[11]	The advisor has contractually agreed to reimburse the fund for certain fund expenses (excluding certain expenses such as advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses) that exceed 0.04% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[12]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has agreed to contractually limit certain class-specific expenses to 0.42% for Class R4 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	"Other Expenses" have been estimated for the fund's first year of operations
[15]	"Other expenses" have been estimated for the fund's first year of operations.
[16]	"Other expenses" have been estimated for the classes' first year of operations.
[17]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[18]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[19]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[20]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.23% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Annual Total Returns	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Bar Chart Table:
Annual Return 2012	(7.78%)
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Bar Chart Table:
Annual Return 2012	(7.68%)
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Bar Chart Table:
Annual Return 2010	(3.42%)
Annual Return 2011	(11.56%)
Annual Return 2012	(1.88%)
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Bar Chart Table:
Annual Return 2010	(3.02%)
Annual Return 2011	(11.19%)
Annual Return 2012	(1.47%)
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Bar Chart Table:
Annual Return 2010	(2.92%)
Annual Return 2011	(11.10%)
Annual Return 2012	(1.37%)
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Bar Chart Table:
Annual Return 2010	(2.28%)
Annual Return 2011	(10.52%)
Annual Return 2012	(0.73%)
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Bar Chart Table:
Annual Return 2010	(7.53%)
Annual Return 2011	(15.08%)
Annual Return 2012	(6.02%)
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Bar Chart Table:
Annual Return 2010	(7.15%)
Annual Return 2011	(14.72%)
Annual Return 2012	(5.63%)
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Bar Chart Table:
Annual Return 2010	(7.05%)
Annual Return 2011	(14.64%)
Annual Return 2012	(5.53%)
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Bar Chart Table:
Annual Return 2010	(6.44%)
Annual Return 2011	(14.08%)
Annual Return 2012	(4.91%)
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Bar Chart Table:
Annual Return 2009	39.74%
Annual Return 2010	10.57%
Annual Return 2011	(3.48%)
Annual Return 2012	7.57%
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2007	5.67%
Annual Return 2008	(45.73%)
Annual Return 2009	40.47%
Annual Return 2010	22.00%
Annual Return 2011	(17.04%)
Annual Return 2012	18.25%
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Bar Chart Table:
Annual Return 2007	6.09%
Annual Return 2008	(45.52%)
Annual Return 2009	41.03%
Annual Return 2010	22.49%
Annual Return 2011	(16.71%)
Annual Return 2012	18.72%
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Bar Chart Table:
Annual Return 2007	(9.63%)
Annual Return 2008	(53.71%)
Annual Return 2009	20.13%
Annual Return 2010	4.14%
Annual Return 2011	(29.06%)
Annual Return 2012	1.15%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Bar Chart Table:
Annual Return 2007	(9.27%)
Annual Return 2008	(53.52%)
Annual Return 2009	20.62%
Annual Return 2010	4.57%
Annual Return 2011	(28.77%)
Annual Return 2012	1.56%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Bar Chart Table:
Annual Return 2007	(9.18%)
Annual Return 2008	(53.47%)
Annual Return 2009	20.74%
Annual Return 2010	4.67%
Annual Return 2011	(28.70%)
Annual Return 2012	1.66%
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Bar Chart Table:
Annual Return 2007	(8.58%)
Annual Return 2008	(53.16%)
Annual Return 2009	21.53%
Annual Return 2010	5.37%
Annual Return 2011	(28.24%)
Annual Return 2012	2.33%

Average Annual Total Returns	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Average Annual Return:
1 Year	0.12%
Inception	0.13%
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	19.54%
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Average Annual Return:
1 Year	(7.78%)
Inception	(7.63%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(8.00%)
Inception	(7.85%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(4.99%)
Inception	(6.59%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Average Annual Return:
1 Year	(7.40%)
Inception	(7.26%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Average Annual Return:
1 Year	0.12%
Inception	0.13%
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	19.54%
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Average Annual Return:
1 Year	(7.68%)
Inception	(7.54%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(7.91%)
Inception	(7.76%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(4.93%)
Inception	(6.51%)
Inception Date	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Average Annual Return:
1 Year	(7.12%)
Inception	(6.98%)
Inception Date	Dec 19, 2011
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Average Annual Return:
1 Year	(1.88%)
Inception	(5.84%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(4.16%)
Inception	(8.30%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	(1.04%)
Inception	(6.16%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Average Annual Return:
1 Year	(1.47%)
Inception	(5.45%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(3.76%)
Inception	(7.92%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.78%)
Inception	(5.85%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Average Annual Return:
1 Year	(1.22%)
Inception	(5.22%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Average Annual Return:
1 Year	(1.07%)
Inception	(5.07%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Average Annual Return:
1 Year	(1.37%)
Inception	(5.36%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(3.66%)
Inception	(7.82%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.72%)
Inception	(5.77%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Average Annual Return:
1 Year	(0.78%)
Inception	(4.79%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Average Annual Return:
1 Year	(0.73%)
Inception	(4.74%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	(3.03%)
Inception	(7.22%)
Inception Date	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.30%)
Inception	(5.27%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Average Annual Return:
1 Year	(6.02%)
Inception	(9.78%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(7.19%)
Inception	(11.06%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.88%)
Inception	(8.80%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Average Annual Return:
1 Year	(5.63%)
Inception	(9.41%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(6.81%)
Inception	(10.69%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.63%)
Inception	(8.50%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Average Annual Return:
1 Year	(5.39%)
Inception	(9.18%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Average Annual Return:
1 Year	(5.25%)
Inception	(9.04%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Average Annual Return:
1 Year	(5.53%)
Inception	(9.31%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(6.71%)
Inception	(10.60%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.57%)
Inception	(8.43%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Average Annual Return:
1 Year	(4.96%)
Inception	(8.76%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Average Annual Return:
1 Year	(4.91%)
Inception	(8.72%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	(6.10%)
Inception	(10.01%)
Inception Date	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.17%)
Inception	(7.95%)
Inception Date	Nov 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | MSCI World Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	12.93%
Inception Date	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
Inception	6.13%
Inception Date	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | 55% MSCI World Index (Gross of foreign withholding taxes on dividends)/45% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.08%
Inception	10.30%
Inception Date	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Average Annual Return:
1 Year	7.57%
Inception	12.54%
Inception Date	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distribution
Average Annual Return:
1 Year	7.07%
Inception	11.38%
Inception Date	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distributions, with sale
Average Annual Return:
1 Year	4.99%
Inception	10.31%
Inception Date	Jan 2, 2009
(International Small Company Fund - Class A) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Average Annual Return:
1 Year	12.33%
5 Years	(2.82%)
Inception	(0.53%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distribution
Average Annual Return:
1 Year	11.69%
5 Years	(3.69%)
Inception	(1.61%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	8.01%
5 Years	(2.88%)
Inception	(1.02%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Average Annual Return:
1 Year	18.72%
5 Years	(1.43%)
Inception	0.64%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distribution
Average Annual Return:
1 Year	18.03%
5 Years	(2.31%)
Inception	(0.46%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	12.16%
5 Years	(1.73%)
Inception	(0.05%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Average Annual Return:
1 Year	1.15%
5 Years	(16.10%)
Inception	(14.33%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(0.44%)
5 Years	(16.86%)
Inception	(15.27%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	0.10%
5 Years	(13.13%)
Inception	(11.40%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Average Annual Return:
1 Year	1.56%
5 Years	(15.76%)
Inception	(13.98%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	0.97%
5 Years	(16.52%)
Inception	(14.92%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.01%
5 Years	(12.89%)
Inception	(11.17%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Average Annual Return:
1 Year	1.81%
5 Years	(15.55%)
Inception	(13.76%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Average Annual Return:
1 Year	2.07%
5 Years	(15.34%)
Inception	(13.54%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Average Annual Return:
1 Year	1.66%
5 Years	(15.68%)
Inception	(13.89%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	1.07%
5 Years	(16.44%)
Inception	(14.84%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.08%
5 Years	(12.83%)
Inception	(11.11%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Average Annual Return:
1 Year	2.28%
5 Years	(15.17%)
Inception	(13.36%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Average Annual Return:
1 Year	2.33%
5 Years	(15.12%)
Inception	(13.33%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	1.73%
5 Years	(15.89%)
Inception	(14.28%)
Inception Date	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.51%
5 Years	(12.43%)
Inception	(10.72%)
Inception Date	Apr 28, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 27, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 27, 2013
Prospectus Date	rr_ProspectusDate	Jun 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R1 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1 and Class R4 shares, as applicable. Returns for Class R1 and Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.74%.

Best quarter:  Q1 '12,  2.41%

Worst quarter: Q2 '12, -5.93%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R1 shares and would be different for other classes.
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
Inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception	rr_AverageAnnualReturnSinceInception	19.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.26%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,640
Annual Return 2012	rr_AnnualReturn2012	(7.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.74%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
1 Year	rr_AverageAnnualReturnYear01	(7.78%)
Inception	rr_AverageAnnualReturnSinceInception	(7.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.00%)
Inception	rr_AverageAnnualReturnSinceInception	(7.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
Inception	rr_AverageAnnualReturnSinceInception	(6.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.26%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	15.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,586
1 Year	rr_AverageAnnualReturnYear01	(7.40%)
Inception	rr_AverageAnnualReturnSinceInception	(7.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 19, 2011 (commencement of operations) through July 31, 2012, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be :

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a "global multi-asset strategy" and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World Index shows how the fund's performance compares with the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.72%.

Best quarter:  Q1 '12,  2.44%

Worst quarter: Q2 '12, -5.90%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
Inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception	rr_AverageAnnualReturnSinceInception	19.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.26%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.23%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,627
Annual Return 2012	rr_AnnualReturn2012	(7.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -1.72%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.90%)
1 Year	rr_AverageAnnualReturnYear01	(7.68%)
Inception	rr_AverageAnnualReturnSinceInception	(7.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.91%)
Inception	rr_AverageAnnualReturnSinceInception	(7.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.26%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.23%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,559
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,543
1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Inception	rr_AverageAnnualReturnSinceInception	(6.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Global High Yield Fund - Class C) | (Global High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class C (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.49%.

Best quarter:  Q3 '10,  3.21%

Worst quarter: Q3 '11, -9.64%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
Inception	rr_AverageAnnualReturnSinceInception	12.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.31%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,608
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,314
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,624
Annual Return 2010	rr_AnnualReturn2010	(3.42%)
Annual Return 2011	rr_AnnualReturn2011	(11.56%)
Annual Return 2012	rr_AnnualReturn2012	(1.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.49%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.64%)
1 Year	rr_AverageAnnualReturnYear01	(1.88%)
Inception	rr_AverageAnnualReturnSinceInception	(5.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
Inception	rr_AverageAnnualReturnSinceInception	(8.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Inception	rr_AverageAnnualReturnSinceInception	(6.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds.

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R1 shares and would be different for other Classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.39%.

Best quarter:  Q3 '10,  3.31%

Worst quarter: Q3 '11, -9.54%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan."
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R1 shares and would be different for other Classes.
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
Inception	rr_AverageAnnualReturnSinceInception	12.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,573
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,568
Annual Return 2010	rr_AnnualReturn2010	(3.02%)
Annual Return 2011	rr_AnnualReturn2011	(11.19%)
Annual Return 2012	rr_AnnualReturn2012	(1.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.39%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.54%)
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Inception	rr_AverageAnnualReturnSinceInception	(5.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
Inception	rr_AverageAnnualReturnSinceInception	(7.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
Inception	rr_AverageAnnualReturnSinceInception	(5.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,531
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Inception	rr_AverageAnnualReturnSinceInception	(5.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,508
1 Year	rr_AverageAnnualReturnYear01	(1.07%)
Inception	rr_AverageAnnualReturnSinceInception	(5.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.37%.

Best quarter:  Q3 '10,  3.34%

Worst quarter: Q3 '11, -9.52%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
Inception	rr_AverageAnnualReturnSinceInception	12.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,565
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,553
Annual Return 2010	rr_AnnualReturn2010	(2.92%)
Annual Return 2011	rr_AnnualReturn2011	(11.10%)
Annual Return 2012	rr_AnnualReturn2012	(1.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.37%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.52%)
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Inception	rr_AverageAnnualReturnSinceInception	(5.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Inception	rr_AverageAnnualReturnSinceInception	(7.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,057
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,072
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,461
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
Inception	rr_AverageAnnualReturnSinceInception	(4.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield bonds issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The high-yield bonds in which the fund invests will consist of both high-yield and emerging-markets fixed-income securities, as defined below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets fixed-income securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets.

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index is comprised of 50% JPMorgan EMBI Global Diversified Index and 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the nine months ended March 31, 2013 was -3.21%.

Best quarter:  Q3 '10,  3.51%

Worst quarter: Q3 '11, -9.37%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
Inception	rr_AverageAnnualReturnSinceInception	12.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Other expenses	rr_OtherExpensesOverAssets	15.15%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,509
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,048
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,453
Annual Return 2010	rr_AnnualReturn2010	(2.28%)
Annual Return 2011	rr_AnnualReturn2011	(10.52%)
Annual Return 2012	rr_AnnualReturn2012	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the nine months ended March 31, 2013 was -3.21%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.37%)
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Inception	rr_AverageAnnualReturnSinceInception	(5.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class C (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was  -3.27%.

Best quarter:  Q1 '12,  0.53%

Worst quarter: Q3 '11, -8.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.27%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,595
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,283
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,604
Annual Return 2010	rr_AnnualReturn2010	(7.53%)
Annual Return 2011	rr_AnnualReturn2011	(15.08%)
Annual Return 2012	rr_AnnualReturn2012	(6.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.27%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.23%)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)
Inception	rr_AverageAnnualReturnSinceInception	(9.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.19%)
Inception	rr_AverageAnnualReturnSinceInception	(11.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Inception	rr_AverageAnnualReturnSinceInception	(8.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.17%.

Best quarter:  Q1 '12,  0.64%

Worst quarter: Q3 '11, -8.13%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R1 shares and would be different for other share classes.
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,560
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,546
Annual Return 2010	rr_AnnualReturn2010	(7.15%)
Annual Return 2011	rr_AnnualReturn2011	(14.72%)
Annual Return 2012	rr_AnnualReturn2012	(5.63%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.17%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.13%)
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
Inception	rr_AverageAnnualReturnSinceInception	(9.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.81%)
Inception	rr_AverageAnnualReturnSinceInception	(10.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
Inception	rr_AverageAnnualReturnSinceInception	(8.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,508
1 Year	rr_AverageAnnualReturnYear01	(5.39%)
Inception	rr_AverageAnnualReturnSinceInception	(9.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,086
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,485
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Inception	rr_AverageAnnualReturnSinceInception	(9.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Retirement Performance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable. Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/Retirement Performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.15%.

Best quarter:  Q1 '12,  0.66%

Worst quarter: Q3 '11, -8.11%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,531
Annual Return 2010	rr_AnnualReturn2010	(7.05%)
Annual Return 2011	rr_AnnualReturn2011	(14.64%)
Annual Return 2012	rr_AnnualReturn2012	(5.53%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -3.15%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.11%)
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Inception	rr_AverageAnnualReturnSinceInception	(9.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
Inception	rr_AverageAnnualReturnSinceInception	(10.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
Inception	rr_AverageAnnualReturnSinceInception	(8.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,500
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,029
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,436
1 Year	rr_AverageAnnualReturnYear01	(4.96%)
Inception	rr_AverageAnnualReturnSinceInception	(8.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment and non-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment and non-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/ return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -2.99%.

Best quarter:  Q1 '12,  0.82%

Worst quarter: Q3 '11, -7.95%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,019
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,027
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,428
Annual Return 2010	rr_AnnualReturn2010	(6.44%)
Annual Return 2011	rr_AnnualReturn2011	(14.08%)
Annual Return 2012	rr_AnnualReturn2012	(4.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was -2.99%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.95%)
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
Inception	rr_AverageAnnualReturnSinceInception	(8.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Inception	rr_AverageAnnualReturnSinceInception	(10.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.17%)
Inception	rr_AverageAnnualReturnSinceInception	(7.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objective by investing in "alternative asset classes." The fund invests in other funds as well as other types of investments as described below.

The fund will allocate its assets among other funds in the John Hancock Funds complex and other investment companies, including exchange-traded funds (ETFs) (collectively, "Underlying Funds"), that emphasize alternative or non-traditional asset categories or investment strategies such as international small-cap stocks, emerging-market equity, commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), global bonds, high yield, bank loans, foreign currency trading strategies, absolute return strategies, managed futures, arbitrage strategies, tactical investment strategies and emerging-market debt. In addition, the fund may also directly invest in exchange-traded notes (ETNs).

The fund may use a portion of its assets to employ a market neutral (long/short) strategy by simultaneously purchasing a security and entering into a short sale on the security.

The fund operates as a fund of funds and may invest in Underlying Funds and in other types of investments as described below. The fund may purchase any Underlying Funds except other funds of funds. When purchasing shares of other John Hancock Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Performance information prior to December 20, 2010 reflects an allocation to a different mix of underlying funds and would have been different if the fund's investments had been allocated to its current mix of underlying funds.

January 2, 2009 is the inception date for the oldest class of shares, Class A shares. Because Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R4 shares. Returns for Class R4 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R4 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the 3 months ended March 31, 2013 was 0.96%.

Best quarter:  Q2 '09, 21.07%

Worst quarter: Q3 '11, -6.46%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | MSCI World Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | 55% MSCI World Index (Gross of foreign withholding taxes on dividends)/45% Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAASX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[10]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%	[16]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[17],[18],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,270
Annual Return 2009	rr_AnnualReturn2009	39.74%
Annual Return 2010	rr_AnnualReturn2010	10.57%
Annual Return 2011	rr_AnnualReturn2011	(3.48%)
Annual Return 2012	rr_AnnualReturn2012	7.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the 3 months ended March 31, 2013 was 0.96%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.46%)
1 Year	rr_AverageAnnualReturnYear01	7.57%
Inception	rr_AverageAnnualReturnSinceInception	12.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%
Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.43%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,623
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,294
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,646
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the classes' first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,586
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,589
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,565
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,553
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,531
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the classes' first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,577
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,575
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,086
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,485
(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand) The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had less than a full calendar year of operations as of the date of this prospectus, there is no past performance to report.

(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Other expenses	rr_OtherExpensesOverAssets	15.25%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,477
(International Small Company Fund - Class A) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 82 to 86 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 78 to 82 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class A shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares. Returns for Class A shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.26%.

Best quarter:  Q2 '09,  31.60%

Worst quarter: Q3 '08, -22.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(International Small Company Fund - Class A) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JISAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	657
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	992
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,354
Annual Return 2007	rr_AnnualReturn2007	5.67%
Annual Return 2008	rr_AnnualReturn2008	(45.73%)
Annual Return 2009	rr_AnnualReturn2009	40.47%
Annual Return 2010	rr_AnnualReturn2010	22.00%
Annual Return 2011	rr_AnnualReturn2011	(17.04%)
Annual Return 2012	rr_AnnualReturn2012	18.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
1 Year	rr_AverageAnnualReturnYear01	12.33%
5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.01%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class I shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class I shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.36%.

Best quarter:  Q2 '09,  31.74%

Worst quarter: Q3 '08, -22.63%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(International Small Company Fund - Class I) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSCIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[15]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,508
Annual Return 2007	rr_AnnualReturn2007	6.09%
Annual Return 2008	rr_AnnualReturn2008	(45.52%)
Annual Return 2009	rr_AnnualReturn2009	41.03%
Annual Return 2010	rr_AnnualReturn2010	22.49%
Annual Return 2011	rr_AnnualReturn2011	(16.71%)
Annual Return 2012	rr_AnnualReturn2012	18.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.36%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.63%)
1 Year	rr_AverageAnnualReturnYear01	18.72%
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.03%
5 Years	rr_AverageAnnualReturnYear05	(2.31%)
Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations.

The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class C (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.23%.

Best quarter:  Q2 '09,  26.69%

Worst quarter: Q3 '08, -25.81%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(International Small Company Fund - Class C) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.35%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,647
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,624
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,352
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,647
Annual Return 2007	rr_AnnualReturn2007	(9.63%)
Annual Return 2008	rr_AnnualReturn2008	(53.71%)
Annual Return 2009	rr_AnnualReturn2009	20.13%
Annual Return 2010	rr_AnnualReturn2010	4.14%
Annual Return 2011	rr_AnnualReturn2011	(29.06%)
Annual Return 2012	rr_AnnualReturn2012	1.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.23%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	(16.10%)
Inception	rr_AverageAnnualReturnSinceInception	(14.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	(16.86%)
Inception	rr_AverageAnnualReturnSinceInception	(15.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	(13.13%)
Inception	rr_AverageAnnualReturnSinceInception	(11.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not relected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the classes' first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free loat, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free loat of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors inluence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inlation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency luctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They relect the highest individual federal marginal income-tax rates in effect as of the date provided and do not relect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R1, Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable. Returns for Class R1, Class R2 and Class R4 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.33%.

Best quarter:  Q2 '09,  26.82%

Worst quarter: Q3 '08, -25.73%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R1 shares and would be different for other classes
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,589
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,594
Annual Return 2007	rr_AnnualReturn2007	(9.27%)
Annual Return 2008	rr_AnnualReturn2008	(53.52%)
Annual Return 2009	rr_AnnualReturn2009	20.62%
Annual Return 2010	rr_AnnualReturn2010	4.57%
Annual Return 2011	rr_AnnualReturn2011	(28.77%)
Annual Return 2012	rr_AnnualReturn2012	1.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.33%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.73%)
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	(15.76%)
Inception	rr_AverageAnnualReturnSinceInception	(13.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	(16.52%)
Inception	rr_AverageAnnualReturnSinceInception	(14.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	(12.89%)
Inception	rr_AverageAnnualReturnSinceInception	(11.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,559
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	(15.55%)
Inception	rr_AverageAnnualReturnSinceInception	(13.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,555
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,537
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	(15.34%)
Inception	rr_AverageAnnualReturnSinceInception	(13.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the classes' first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R3 and Class R5 shares, as applicable.Returns for Class R3 and Class R5 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.36%.

Best quarter:  Q2 '09,  26.85%

Worst quarter: Q3 '08, -25.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,580
Annual Return 2007	rr_AnnualReturn2007	(9.18%)
Annual Return 2008	rr_AnnualReturn2008	(53.47%)
Annual Return 2009	rr_AnnualReturn2009	20.74%
Annual Return 2010	rr_AnnualReturn2010	4.67%
Annual Return 2011	rr_AnnualReturn2011	(28.70%)
Annual Return 2012	rr_AnnualReturn2012	1.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.36%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.71%)
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	(15.68%)
Inception	rr_AverageAnnualReturnSinceInception	(13.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	(16.44%)
Inception	rr_AverageAnnualReturnSinceInception	(14.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	(12.83%)
Inception	rr_AverageAnnualReturnSinceInception	(11.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,093
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,491
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	(15.17%)
Inception	rr_AverageAnnualReturnSinceInception	(13.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of May 31, 2013, the maximum market capitalization range of eligible companies for purchase was approximately $1,637 million to $5,019 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market capitalization weighted approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market capitalization weighted approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadvisor for a variety of factors. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

April 28, 2006 is the inception date for the oldest class of shares, Class NAV shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.52%.

Best quarter:  Q3 '09, -25.58

Worst quarter: Q2 '08,  27.05

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(International Small Company Fund - Class R6) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	15.20%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,525
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,084
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,483
Annual Return 2007	rr_AnnualReturn2007	(8.58%)
Annual Return 2008	rr_AnnualReturn2008	(53.16%)
Annual Return 2009	rr_AnnualReturn2009	21.53%
Annual Return 2010	rr_AnnualReturn2010	5.37%
Annual Return 2011	rr_AnnualReturn2011	(28.24%)
Annual Return 2012	rr_AnnualReturn2012	2.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.52%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(25.58%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	27.05%
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	(15.12%)
Inception	rr_AverageAnnualReturnSinceInception	(13.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	(15.89%)
Inception	rr_AverageAnnualReturnSinceInception	(14.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	(12.43%)
Inception	rr_AverageAnnualReturnSinceInception	(10.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
[1]	(on certain purchases, including those of $1 million or more)
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[8]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares
[9]	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.
[10]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[11]	"Other Expenses" have been estimated for the fund's first year of operations
[12]	"Other expenses" have been estimated for the fund's first year of operations.
[13]	"Other expenses" have been estimated for the classes' first year of operations.
[14]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[15]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[16]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[17]	The advisor has contractually agreed to reimburse the fund for certain fund expenses (excluding certain expenses such as advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses) that exceed 0.04% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[18]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[19]	The advisor has agreed to contractually limit certain class-specific expenses to 0.42% for Class R4 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[21]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.23% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.